UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA S&P 500 INDEX FUND - ANNUAL REPORT FOR PERIOD ENDED DECEMBER 31, 2005

[LOGO OF USAA]
   USAA(R)

                                  USAA S&P 500
                                         INDEX Fund

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

    Distributions to Shareholders                                           12

    Report of Independent Registered Public Accounting Firm                 13

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       34

    Financial Statements                                                    35

    Notes to Financial Statements                                           38

EXPENSE EXAMPLE                                                             51

DIRECTORS' AND OFFICERS' INFORMATION                                        53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                           MARKETS RUN IN CYCLES; LAST YEAR'S
[PHOTO OF CHRISTOPHER W. CLAUS]        UNDERPERFORMING SECTOR OR MARKET COULD BE
                                        NEXT YEAR'S BIG WINNER - AND VICE VERSA.

                                                           "

                                                                    January 2006
--------------------------------------------------------------------------------

In some respects, 2005 was a repeat of 2004. The majority of the stock market's gains occurred in a relatively short period of time and in the final months of the year. This observation is significant, particularly for index fund investors, because it reminds us that we get only what the market gives us. So it makes sense for us to be patient and let our strategy work. After all, when it comes to investing, we must be present to win.

2005 was also a year that proved once again the value of that tried-and-true investment practice, diversification. A quick comparison of USAA's index funds - the S&P 500, the Extended Market, and the Nasdaq-100 - vividly makes the point. The USAA S&P 500 returned 4.77%, the USAA Extended Market returned 10.11%, and the USAA Nasdaq-100 returned 0.97%.*

As you can see, the USAA Extended Market Index Fund was the strongest performer, but no one could have predicted that a year ago. Markets run in cycles; last year's underperforming sector or market could be next year's big winner - and vice versa. So it pays to diversify your investment dollars across a number of different funds. Just because the USAA Extended Market Index Fund

--------------------------------------------------------------------------------
*As of 12/31/05, the average annual total returns for the following funds were as follows: USAA S&P 500 Index Fund 1-year 4.77%, 5-year 0.28%, since inception on 5/01/96 8.60%; USAA Nasdaq-100 Index Fund 1-year 0.97%, 5-year -7.47%, since inception on 10/27/00 -12.05%; and USAA Extended Market Index Fund 1-year 10.11%, 5-year 6.75%, since inception on 10/27/00 5.15%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

did well in '05 does not mean you should chase it in '06. A balanced approach is wiser, and diversification helps investors achieve that balance.

The same holds true for all your investment decision-making. Index investing is an excellent core strategy. A diversified low-cost index fund strategy gives you exposure to the primary areas of the market, but its returns are dependent on the performance of the underlying indexes, whereas the performance of actively managed funds is not. Active managers of these funds have the discretion to invest fund assets based on their experienced judgment and on changes in the economic and investment environment. Sometimes, their funds do not beat the indexes. However, in 2005, every one of our actively managed equity funds outperformed the USAA S&P 500 Index Fund.

So while indexing works well as a core investment strategy, it's not necessarily the sole solution. At USAA Investment Management Company, we are proud to offer a range of investment options. We believe that by combining our index and actively managed funds and using dollar-cost averaging, you can make the most of these opportunities. From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM DURING THE YEAR ENDED DECEMBER 31, 2005?

                 The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the year ended December 31, 2005. The Fund produced a return of 4.77% (Member Shares) and 4.86% (Reward Shares) for the period, as compared to 4.91% for the benchmark. The Fund modestly outperformed its peers as measured by the Lipper S&P 500 Index Funds Average annual return of 4.36%. The Lipper S&P 500 Index Funds Average is the average performance level of all funds that attempt to replicate the performance of the S&P 500 Index, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE THE PRIMARY FACTORS AFFECTING THE U.S. EQUITY MARKETS?

                 Oil prices, the dollar, and interest rates dominated the headlines throughout the year as the Federal Reserve Board raised interest rates twice more in the fourth quarter, bringing the total to eight increases of 25 basis points each during 2005, and 13 increases of 25 basis points each since this tightening cycle began in June 2004. As of the end of 2005, the federal funds rate stands at 4.25%.

                 As oil prices and the dollar strengthened, fresh inflation concerns and speculative demand drove gold prices to their highest level in nearly 25 years, rising 25% and peaking at $540.90 toward the end of December. After reaching $70 per barrel at the end of August, light crude oil prices retreated during the fourth quarter and finished the year at $61.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHICH SECTORS WITHIN THE S&P 500 INDEX WERE THE BEST AND WORST PERFORMERS?

                 The financials and information technology sectors constituted the largest sector positions at 21.29% and 15.10%, respectively, as of December 31, 2005. During the fourth quarter, energy was the worst performing sector in the index, returning -7.36%, and materials was the best performing sector, returning 11.19%.

                 Large-capitalization stocks, as represented by the S&P 500 Index, returned 2.09% during the quarter ending December 31, 2005. Large-capitalization stocks underperformed mid-capitalization stocks, as measured by the S&P MidCap 400 Index, which returned 3.34%; but outpaced small-capitalization stocks, as measured by the Russell 2000 Index, which returned 1.13%.

                 Growth stocks once again lagged value stocks during the period, with the S&P 500/Citigroup Growth Index returning 1.98% versus 2.21% for the S&P 500/Citigroup Value Index. The performance for the year was strongest in the mid-capitalization segment of the market. For the year ending December 31, 2005, the S&P MidCap 400 Index returned 12.56%, while the S&P 500 Index returned 4.91%, and the Russell 2000 Index returned 4.55%.

                 THE S&P 500/CITIGROUP GROWTH AND VALUE INDICES ARE AN EXHAUSTIVE, MULTI-FACTOR STYLE SERIES COVERING THE ENTIRE MARKET CAPITALIZATION OF THE S&P 500 INDEX. THE S&P 500/BARRA GROWTH AND VALUE INDICES BECAME THE S&P 500/CITIGROUP GROWTH AND VALUE INDICES ON DECEMBER 16, 2005.

                 THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                 THE RUSSELL 2000 INDEX CONSISTS OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX AND IS A WIDELY RECOGNIZED SMALL-CAP INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT INVESTMENT STRATEGIES DO YOU INTEND TO PURSUE IN THE FUND?

                 As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the index.

                 Thank you for your support and we will continue to work hard on your behalf.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES

--------------------------------------------------------------------------------
                                      12/31/05                   12/31/04
--------------------------------------------------------------------------------
Net Assets                        $2,292.6 Million           $2,230.9 Million
Net Asset Value Per Share              $18.70                     $18.15

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
--------------------------------------------------------------------------------

1 YEAR                       5 YEARS              SINCE INCEPTION ON 5/01/96
 4.77%                        0.28%                         8.60%

REWARD SHARES

--------------------------------------------------------------------------------
                                      12/31/05                   12/31/04
--------------------------------------------------------------------------------
Net Assets                        $507.0 Million              $478.2 Million
Net Asset Value Per Share             $18.70                      $18.15

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/05
--------------------------------------------------------------------------------

1 YEAR                                            SINCE INCEPTION ON 5/01/02
 4.86%                                                      5.58%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN EXPENSES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                             USAA S&P 500
                            S&P 500 INDEX             INDEX FUND - MEMBER SHARES
05/02/96                     $10,000.00                       $10,000.00
05/31/96                      10,427.00                        10,420.00
06/30/96                      10,466.62                        10,460.19
07/31/96                      10,004.00                         9,999.30
08/31/96                      10,215.08                        10,209.71
09/30/96                      10,789.17                        10,780.89
10/31/96                      11,086.95                        11,072.53
11/30/96                      11,924.02                        11,917.31
12/31/96                      11,687.92                        11,689.95
01/31/97                      12,417.25                        12,407.31
02/28/97                      12,515.34                        12,508.35
03/31/97                      12,002.21                        11,981.83
04/30/97                      12,717.55                        12,702.16
05/31/97                      13,494.59                        13,483.36
06/30/97                      14,095.10                        14,082.05
07/31/97                      15,215.66                        15,202.10
08/31/97                      14,363.58                        14,346.79
09/30/97                      15,149.27                        15,130.96
10/31/97                      14,643.28                        14,620.13
11/30/97                      15,321.27                        15,294.43
12/31/97                      15,584.79                        15,550.91
01/31/98                      15,757.78                        15,735.55
02/28/98                      16,893.92                        16,853.65
03/31/98                      17,758.89                        17,715.61
04/30/98                      17,940.03                        17,880.22
05/31/98                      17,631.46                        17,571.58
06/30/98                      18,347.30                        18,281.47
07/31/98                      18,152.82                        18,095.77
08/31/98                      15,529.73                        15,485.60
09/30/98                      16,525.19                        16,484.80
10/31/98                      17,867.04                        17,830.07
11/30/98                      18,949.78                        18,906.29
12/31/98                      20,041.29                        20,001.61
01/31/99                      20,879.01                        20,800.85
02/28/99                      20,229.67                        20,157.31
03/31/99                      21,038.86                        20,970.61
04/30/99                      21,853.06                        21,783.19
05/31/99                      21,337.33                        21,251.89
06/30/99                      22,517.29                        22,441.52
07/31/99                      21,817.00                        21,741.20
08/31/99                      21,707.91                        21,626.22
09/30/99                      21,113.12                        21,051.45
10/31/99                      22,449.58                        22,352.08
11/30/99                      22,905.30                        22,803.11
12/31/99                      24,252.14                        24,136.74
01/31/00                      23,034.68                        22,925.70
02/28/00                      22,599.32                        22,493.93
03/31/00                      24,809.54                        24,674.47
04/30/00                      24,062.77                        23,935.08
05/31/00                      23,569.48                        23,428.07
06/30/00                      24,149.29                        23,998.43
07/31/00                      23,772.56                        23,627.92
08/31/00                      25,248.84                        25,088.79
09/30/00                      23,915.70                        23,765.97
10/31/00                      23,815.26                        23,659.82
11/30/00                      21,938.61                        21,791.66
12/31/00                      22,046.11                        21,899.39
01/31/01                      22,828.75                        22,669.33
02/28/01                      20,749.05                        20,601.48
03/31/01                      19,435.64                        19,291.82
04/30/01                      20,943.84                        20,780.90
05/31/01                      21,084.16                        20,913.26
06/30/01                      20,571.82                        20,395.45
07/31/01                      20,370.22                        20,196.36
08/31/01                      19,097.08                        18,935.47
09/30/01                      17,555.94                        17,405.64
10/31/01                      17,891.26                        17,738.66
11/30/01                      19,263.52                        19,092.93
12/31/01                      19,433.04                        19,251.71
01/31/02                      19,149.32                        18,972.86
02/28/02                      18,779.74                        18,604.78
03/31/02                      19,485.85                        19,296.75
04/30/02                      18,305.01                        18,122.17
05/31/02                      18,171.38                        17,987.93
06/30/02                      16,877.58                        16,700.12
07/31/02                      15,562.82                        15,409.45
08/31/02                      15,663.98                        15,499.24
09/30/02                      13,962.87                        13,812.61
10/31/02                      15,190.21                        15,030.38
11/30/02                      16,083.39                        15,909.88
12/31/02                      15,139.29                        14,979.97
01/31/03                      14,744.16                        14,572.35
02/28/03                      14,522.55                        14,357.22
03/31/03                      14,663.16                        14,481.53
04/30/03                      15,870.41                        15,675.06
05/31/03                      16,705.78                        16,493.49
06/30/03                      16,919.18                        16,691.82
07/31/03                      17,217.63                        16,988.26
08/31/03                      17,552.76                        17,307.50
09/30/03                      17,366.91                        17,113.59
10/31/03                      18,348.85                        18,086.60
11/30/03                      18,510.10                        18,235.41
12/31/03                      19,480.18                        19,182.30
01/31/04                      19,837.66                        19,526.89
02/29/04                      20,113.30                        19,791.08
03/31/04                      19,809.89                        19,491.62
04/30/04                      19,499.33                        19,180.59
05/31/04                      19,766.40                        19,434.02
06/30/04                      20,150.64                        19,806.51
07/31/04                      19,483.65                        19,147.83
08/31/04                      19,561.58                        19,217.17
09/30/04                      19,772.85                        19,417.50
10/31/04                      20,075.37                        19,719.09
11/30/04                      20,886.42                        20,507.85
12/31/04                      21,596.56                        21,197.78
01/31/05                      21,069.60                        20,683.90
02/28/05                      21,512.06                        21,116.03
03/31/05                      21,131.30                        20,739.82
04/30/05                      20,729.81                        20,341.20
05/31/05                      21,389.01                        20,986.02
06/30/05                      21,418.96                        21,012.86
07/31/05                      22,215.74                        21,789.80
08/31/05                      22,013.58                        21,589.68
09/30/05                      22,191.89                        21,761.25
10/31/05                      21,821.28                        21,394.81
11/30/05                      22,646.13                        22,198.60
12/31/05                      22,655.19                        22,208.45

                             [END CHART]

                      DATA FROM 5/02/96* THROUGH 12/31/05.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 'STANDARD & POOR'S(R)', 'S&P(R)", 'S&P 500(R)", 'STANDARD & POOR'S 500', AND '500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                  THE INDEX.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                              USAA S&P 500
                            S&P 500 INDEX             INDEX FUND - REWARD SHARES
 5/01/02                      $10,000.00                      $10,000.00
 5/31/02                        9,926.59                        9,834.86
 6/30/02                        9,219.76                        9,132.62
 7/31/02                        8,501.25                        8,426.81
 8/31/02                        8,556.91                        8,482.04
 9/30/02                        7,627.87                        7,559.41
10/31/02                        8,298.51                        8,225.87
11/30/02                        8,786.48                        8,707.21
12/31/02                        8,270.55                        8,200.15
 1/31/03                        8,054.31                        7,977.01
 2/28/03                        7,933.28                        7,859.25
 3/31/03                        8,010.09                        7,935.34
 4/30/03                        8,669.58                        8,582.61
 5/31/03                        9,125.92                        9,030.72
 6/30/03                        9,242.49                        9,144.24
 7/31/03                        9,405.53                        9,306.64
 8/31/03                        9,588.59                        9,481.53
 9/30/03                        9,487.07                        9,379.66
10/31/03                       10,023.48                        9,912.95
11/30/03                       10,111.57                        9,994.52
12/31/03                       10,641.49                       10,518.03
 1/31/04                       10,836.78                       10,706.98
 2/29/04                       10,987.35                       10,858.13
 3/31/04                       10,821.61                       10,692.00
 4/30/04                       10,651.96                       10,521.38
 5/31/04                       10,797.84                       10,660.40
 6/30/04                       11,007.74                       10,871.11
 7/31/04                       10,643.46                       10,509.59
 8/31/04                       10,686.11                       10,547.64
 9/30/04                       10,801.88                       10,661.87
10/31/04                       10,966.90                       10,821.09
11/30/04                       11,410.50                       11,260.56
12/31/04                       11,798.66                       11,640.03
 1/31/05                       11,511.07                       11,357.84
 2/28/05                       11,753.18                       11,595.13
 3/31/05                       11,545.27                       11,389.20
 4/30/05                       11,326.41                       11,176.74
 5/31/05                       11,686.48                       11,530.84
 6/30/05                       11,703.23                       11,541.98
 7/31/05                       12,138.27                       11,975.21
 8/31/05                       12,027.57                       11,865.29
 9/30/05                       12,124.94                       11,956.26
10/31/05                       11,922.70                       11,754.93
11/30/05                       12,373.19                       12,203.05
12/31/05                       12,377.55                       12,205.16

                              [END CHART]

                      DATA FROM 5/01/02* THROUGH 12/31/05.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *DATE REWARD SHARES WERE INTRODUCED.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
             TOP 10 EQUITY HOLDINGS
                (% of Net Assets)
------------------------------------------------------

General Electric Co.                            3.3%

Exxon Mobil Corp.                               3.1%

Citigroup, Inc.                                 2.2%

Microsoft Corp.                                 2.1%

Procter & Gamble Co.                            1.7%

American International Group, Inc.              1.6%

Bank of America Corp.                           1.6%

Johnson & Johnson, Inc.                         1.6%

Pfizer, Inc.                                    1.5%

Altria Group, Inc.                              1.4%
------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           SECTOR ALLOCATION*
                               12/31/2005

                  [PIE CHART OF SECTOR ALLOCATION]

Financials                                                 21.1%
Information Technology                                     14.9%
Health Care                                                13.1%
Industrials                                                11.2%
Consumer Discretionary                                     10.7%
Consumer Staples                                            9.5%
Energy                                                      9.2%
Utilities                                                   3.3%
Telecommunication Services                                  3.0%
Materials                                                   2.9%

                            [END CHART]

*EXCLUDES MONEY MARKET INSTRUMENTS.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-33.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS (unaudited)

USAA S&P 500 INDEX FUND

                 The following federal tax information related to the Fund's fiscal year ended December 31, 2005, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2006.

                 Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $46,279,000.

                 100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA S&P 500 Index Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented through December 31, 2001, were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA S&P 500 Index Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 15, 2006

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (98.9%)

              ADVERTISING (0.2%)
     95,500   Interpublic Group of Companies, Inc.*                   $      921
     44,600   Omnicom Group, Inc.                                          3,797
                                                                      ----------
                                                                           4,718
                                                                      ----------
              AEROSPACE & DEFENSE (2.2%)
    201,200   Boeing Co.                                                  14,132
     49,300   General Dynamics Corp.                                       5,623
     29,900   Goodrich Corp.                                               1,229
    209,800   Honeywell International, Inc.                                7,815
     29,100   L-3 Communications Holdings, Inc.                            2,164
     89,300   Lockheed Martin Corp.                                        5,682
     87,606   Northrop Grumman Corp.                                       5,266
    110,800   Raytheon Co.                                                 4,449
     40,100   Rockwell Collins, Inc.                                       1,863
    253,800   United Technologies Corp.                                   14,190
                                                                      ----------
                                                                          62,413
                                                                      ----------
              AGRICULTURAL PRODUCTS (0.1%)
    156,080   Archer-Daniels-Midland Co.                                   3,849
                                                                      ----------
              AIR FREIGHT & LOGISTICS (1.0%)
     75,000   FedEx Corp.                                                  7,754
     15,000   Ryder System, Inc.                                             615
    272,300   United Parcel Service, Inc. "B"                             20,464
                                                                      ----------
                                                                          28,833
                                                                      ----------
              AIRLINES (0.1%)
    174,500   Southwest Airlines, Inc.                                     2,867
                                                                      ----------
              ALUMINUM (0.2%)
    214,200   Alcoa, Inc.                                                  6,334
                                                                      ----------
              APPAREL RETAIL (0.3%)
    142,100   Gap, Inc.                                                    2,507
     85,700   Limited Brands, Inc.                                         1,915
    114,300   TJX Companies, Inc.                                          2,655
                                                                      ----------
                                                                           7,077
                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
     93,200   Coach, Inc.*                                            $    3,107
     27,539   Jones Apparel Group, Inc.                                      846
     23,700   Liz Claiborne, Inc.                                            849
     22,300   V.F. Corp.                                                   1,234
                                                                      ----------
                                                                           6,036
                                                                      ----------
              APPLICATION SOFTWARE (0.5%)
    146,300   Adobe Systems, Inc.                                          5,407
     56,600   Autodesk, Inc.                                               2,431
     42,800   Citrix Systems, Inc.*                                        1,232
     91,400   Compuware Corp.*                                               820
     45,100   Intuit, Inc.*                                                2,404
     22,100   Mercury Interactive Corp.*                                     614
     71,200   Parametric Technology Corp.*                                   434
    130,800   Siebel Systems, Inc.                                         1,384
                                                                      ----------
                                                                          14,726
                                                                      ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
     60,860   Ameriprise Financial, Inc.                                   2,495
    192,900   Bank of New York Co., Inc.                                   6,144
     20,800   Federated Investors, Inc. "B"                                  770
     36,400   Franklin Resources, Inc.                                     3,422
     54,600   Janus Capital Group, Inc.                                    1,017
     98,600   Mellon Financial Corp.                                       3,377
     45,600   Northern Trust Corp.(d)                                      2,363
     81,700   State Street Corp.                                           4,530
     30,400   T. Rowe Price Group, Inc.                                    2,190
                                                                      ----------
                                                                          26,308
                                                                      ----------
              AUTO PARTS & EQUIPMENT (0.1%)
     33,200   Dana Corp.                                                     239
     45,400   Johnson Controls, Inc.                                       3,310
                                                                      ----------
                                                                           3,549
                                                                      ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
    456,900   Ford Motor Co.                                               3,527
    142,400   General Motors Corp.                                         2,766
                                                                      ----------
                                                                           6,293
                                                                      ----------
              AUTOMOTIVE RETAIL (0.1%)
     44,200   Autonation, Inc.*                                              960
     13,600   AutoZone, Inc.*                                              1,248
                                                                      ----------
                                                                           2,208
                                                                      ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              BIOTECHNOLOGY (1.5%)
    303,048   Amgen, Inc.*                                            $   23,898
     45,500   Applera Corp. - Applied Biosystems Group                     1,209
     84,110   Biogen Idec, Inc.*                                           3,813
     27,800   Chiron Corp.*                                                1,236
     63,600   Genzyme Corp.*                                               4,502
    112,832   Gilead Sciences, Inc.*                                       5,938
     61,800   MedImmune, Inc.*                                             2,164
                                                                      ----------
                                                                          42,760
                                                                      ----------
              BREWERS (0.3%)
    191,700   Anheuser-Busch Companies, Inc.                               8,236
     14,900   Molson Coors Brewing Co. "B"                                   998
                                                                      ----------
                                                                           9,234
                                                                      ----------
              BROADCASTING & CABLE TV (0.7%)
    133,100   Clear Channel Communications, Inc.                           4,186
    539,594   Comcast Corp. "A"*                                          14,008
     20,900   E.W. Scripps Co. "A"                                         1,003
     58,000   Univision Communications, Inc. "A"*                          1,705
                                                                      ----------
                                                                          20,902
                                                                      ----------
              BUILDING PRODUCTS (0.2%)
     48,600   American Standard Companies, Inc.                            1,942
    105,500   Masco Corp.                                                  3,185
                                                                      ----------
                                                                           5,127
                                                                      ----------
              CASINOS & GAMING (0.2%)
     44,800   Harrah's Entertainment, Inc.                                 3,194
     85,796   International Game Technology, Inc.                          2,641
                                                                      ----------
                                                                           5,835
                                                                      ----------
              COMMERCIAL PRINTING (0.1%)
     49,500   R.R. Donnelley & Sons Co.                                    1,693
                                                                      ----------
              COMMUNICATIONS EQUIPMENT (2.7%)
     28,400   ADC Telecommunications, Inc.*                                  634
     34,300   Andrew Corp.*                                                  368
    104,672   Avaya, Inc.*                                                 1,117
    145,200   Ciena Corp.*                                                   431
  1,506,100   Cisco Systems, Inc.*                                        25,784
     49,600   Comverse Technology, Inc.*                                   1,319

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
    361,300   Corning, Inc.*                                          $    7,103
    408,500   JDS Uniphase Corp.*                                            964
  1,092,300   Lucent Technologies, Inc.*                                   2,906
    605,600   Motorola, Inc.                                              13,681
    399,800   QUALCOMM, Inc.                                              17,223
     37,200   Scientific-Atlanta, Inc.                                     1,602
    110,600   Tellabs, Inc.*                                               1,206
                                                                      ----------
                                                                          74,338
                                                                      ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
     99,250   Best Buy Co., Inc.                                           4,316
     40,300   Circuit City Group                                             910
     32,900   RadioShack Corp.                                               692
                                                                      ----------
                                                                           5,918
                                                                      ----------
              COMPUTER HARDWARE (3.2%)
    203,600   Apple Computer, Inc.*                                       14,637
    588,100   Dell, Inc.*                                                 17,637
     69,900   Gateway, Inc.*                                                 176
    702,711   Hewlett-Packard Co.                                         20,119
    391,500   International Business Machines Corp.                       32,181
     46,000   NCR Corp.*                                                   1,561
    839,400   Sun Microsystems, Inc.*                                      3,517
                                                                      ----------
                                                                          89,828
                                                                      ----------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
    591,900   EMC Corp.*                                                   8,062
     29,400   Lexmark International, Inc. "A"*                             1,318
     90,700   Network Appliance, Inc.*                                     2,449
     21,100   QLogic Corp.*                                                  686
                                                                      ----------
                                                                          12,515
                                                                      ----------
              CONSTRUCTION & ENGINEERING (0.1%)
     20,100   Fluor Corp.                                                  1,553
                                                                      ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    165,900   Caterpillar, Inc.                                            9,584
     11,700   Cummins, Inc.                                                1,050
     59,100   Deere & Co.                                                  4,025
     17,600   Navistar International Corp.*                                  504
     42,000   PACCAR, Inc.                                                 2,908
                                                                      ----------
                                                                          18,071
                                                                      ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.1%)
     24,800   Vulcan Materials Co.                                    $    1,680
                                                                      ----------
              CONSUMER FINANCE (1.3%)
    304,400   American Express Co.                                        15,664
     70,900   Capital One Financial Corp.                                  6,126
    308,700   MBNA Corp.                                                   8,381
    102,500   SLM Corp.                                                    5,647
                                                                      ----------
                                                                          35,818
                                                                      ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     30,800   Affiliated Computer Services, Inc. "A"*                      1,823
    142,200   Automatic Data Processing, Inc.                              6,525
     45,200   Computer Sciences Corp.*                                     2,289
     34,300   Convergys Corp.*                                               544
    127,200   Electronic Data Systems Corp.                                3,058
    189,112   First Data Corp.                                             8,134
     46,100   Fiserv, Inc.*                                                1,995
     81,600   Paychex, Inc.                                                3,110
     31,600   Sabre Holdings Corp. "A"                                       762
                                                                      ----------
                                                                          28,240
                                                                      ----------
              DEPARTMENT STORES (0.6%)
     15,900   Dillard's, Inc. "A"                                            394
     64,101   Federated Dept. Stores, Inc.                                 4,252
     61,400   J.C. Penney Co., Inc.                                        3,414
     84,500   Kohl's Corp.*                                                4,107
     54,300   Nordstrom, Inc.                                              2,031
     25,085   Sears Holdings Corp.*                                        2,898
                                                                      ----------
                                                                          17,096
                                                                      ----------
              DISTILLERS & VINTNERS (0.1%)
     21,300   Brown-Forman Corp. "B"                                       1,477
     48,500   Constellation Brands, Inc. "A"*                              1,272
                                                                      ----------
                                                                           2,749
                                                                      ----------
              DISTRIBUTORS (0.1%)
     41,900   Genuine Parts Co.                                            1,840
                                                                      ----------
              DIVERSIFIED BANKS (3.9%)
    986,320   Bank of America Corp.                                       45,519
     41,800   Comerica, Inc.                                               2,373
    450,200   U.S. Bancorp                                                13,456

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
    387,902   Wachovia Corp.                                          $   20,504
    414,800   Wells Fargo & Co.                                           26,062
                                                                      ----------
                                                                         107,914
                                                                      ----------
              DIVERSIFIED CHEMICALS (0.9%)
     18,500   Ashland, Inc.                                                1,071
    236,800   Dow Chemical Co.                                            10,377
    225,500   E.I. du Pont de Nemours & Co.                                9,584
     19,300   Eastman Chemical Co.                                           996
     27,800   Engelhard Corp.                                                838
     24,800   Hercules, Inc.*                                                280
     39,800   PPG Industries, Inc.                                         2,304
                                                                      ----------
                                                                          25,450
                                                                      ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
    256,610   Cendant Corp.                                                4,426
     33,900   Cintas Corp.                                                 1,396
     31,400   Equifax, Inc.                                                1,194
                                                                      ----------
                                                                           7,016
                                                                      ----------
              DIVERSIFIED METALS & MINING (0.2%)
     43,500   Freeport-McMoRan Copper & Gold, Inc. "B"                     2,340
     23,800   Phelps Dodge Corp.                                           3,424
                                                                      ----------
                                                                           5,764
                                                                      ----------
              DRUG RETAIL (0.6%)
    199,200   CVS Corp.                                                    5,263
    250,600   Walgreen Co.                                                11,091
                                                                      ----------
                                                                          16,354
                                                                      ----------
              EDUCATION SERVICES (0.1%)
     35,900   Apollo Group, Inc. "A"*                                      2,171
                                                                      ----------
              ELECTRIC UTILITIES (1.6%)
     36,600   Allegheny Energy, Inc.*                                      1,158
     97,000   American Electric Power Co.                                  3,598
     48,000   Cinergy Corp.                                                2,038
     80,400   Edison International                                         3,506
     51,200   Entergy Corp.                                                3,515
    164,800   Exelon Corp.                                                 8,758
     81,350   FirstEnergy Corp.                                            3,985
     97,100   FPL Group, Inc.                                              4,036
     24,700   Pinnacle West Capital Corp.                                  1,021
     93,600   PPL Corp.                                                    2,752

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
     62,100   Progress Energy, Inc.                                   $    2,727
    183,700   Southern Co.                                                 6,343
                                                                      ----------
                                                                          43,437
                                                                      ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
     41,900   American Power Conversion Corp.                                922
     22,700   Cooper Industries, Inc. "A"                                  1,657
    100,800   Emerson Electric Co.                                         7,530
     42,900   Rockwell Automation, Inc.                                    2,538
                                                                      ----------
                                                                          12,647
                                                                      ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
    100,800   Agilent Technologies, Inc.*                                  3,356
     51,500   Symbol Technologies, Inc.                                      660
     18,700   Tektronix, Inc.                                                527
                                                                      ----------
                                                                           4,543
                                                                      ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     42,400   Jabil Circuit, Inc.*                                         1,573
     35,500   Molex, Inc.                                                    921
    123,300   Sanmina-SCI Corp.*                                             525
    233,100   Solectron Corp.*                                               853
                                                                      ----------
                                                                           3,872
                                                                      ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     54,500   Allied Waste Industries, Inc.*                                 477
    134,900   Waste Management, Inc.                                       4,094
                                                                      ----------
                                                                           4,571
                                                                      ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     66,061   Monsanto Co.                                                 5,122
                                                                      ----------
              FOOD DISTRIBUTORS (0.2%)
    155,400   Sysco Corp.                                                  4,825
                                                                      ----------
              FOOD RETAIL (0.4%)
     90,800   Albertson's, Inc.                                            1,939
    178,000   Kroger Co.*                                                  3,361
    110,500   Safeway, Inc.                                                2,614
     33,700   SUPERVALU, Inc.                                              1,094
     33,800   Whole Foods Market, Inc.                                     2,616
                                                                      ----------
                                                                          11,624
                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              FOOTWEAR (0.2%)
     47,100   NIKE, Inc. "B"                                          $    4,088
     13,200   Reebok International Ltd.                                      768
                                                                      ----------
                                                                           4,856
                                                                      ----------
              FOREST PRODUCTS (0.2%)
     28,700   Louisiana-Pacific Corp.                                        788
     60,700   Weyerhaeuser Co.                                             4,027
                                                                      ----------
                                                                           4,815
                                                                      ----------
              GAS UTILITIES (0.0%)(c)
     12,400   NICOR, Inc.                                                    487
      8,000   Peoples Energy Corp.                                           281
                                                                      ----------
                                                                             768
                                                                      ----------
              GENERAL MERCHANDISE STORES (0.5%)
     26,100   Big Lots, Inc.*                                                313
     76,400   Dollar General Corp.                                         1,457
     40,600   Family Dollar Stores, Inc.                                   1,007
    216,900   Target Corp.                                                11,923
                                                                      ----------
                                                                          14,700
                                                                      ----------
              GOLD (0.2%)
    110,700   Newmont Mining Corp.                                         5,911
                                                                      ----------
              HEALTH CARE DISTRIBUTORS (0.5%)
     47,718   AmerisourceBergen Corp.                                      1,975
    106,015   Cardinal Health, Inc.                                        7,289
     77,600   McKesson Corp.                                               4,003
     33,800   Patterson Companies, Inc.*                                   1,129
                                                                      ----------
                                                                          14,396
                                                                      ----------
              HEALTH CARE EQUIPMENT (2.0%)
    152,600   Baxter International, Inc.                                   5,745
     61,300   Becton, Dickinson & Co.                                      3,683
     61,200   Biomet, Inc.                                                 2,238
    144,700   Boston Scientific Corp.*                                     3,544
     25,800   C.R. Bard, Inc.                                              1,701
     29,700   Fisher Scientific International, Inc.*                       1,837
     80,300   Guidant Corp.                                                5,199
     36,360   Hospira, Inc.*                                               1,556
    296,800   Medtronic, Inc.                                             17,087

22

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==================--------------------------------------------------------------
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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
     31,700   PerkinElmer, Inc.                                       $      747
     89,400   St. Jude Medical, Inc.*                                      4,488
     71,200   Stryker Corp.                                                3,163
     39,600   Thermo Electron Corp.*                                       1,193
     27,600   Waters Corp.*                                                1,043
     60,600   Zimmer Holdings, Inc.*                                       4,087
                                                                      ----------
                                                                          57,311
                                                                      ----------
              HEALTH CARE FACILITIES (0.3%)
     88,640   HCA, Inc.                                                    4,476
     60,600   Health Management Associates, Inc. "A"                       1,331
     19,400   Manor Care, Inc.                                               772
    114,800   Tenet Healthcare Corp.*                                        879
                                                                      ----------
                                                                           7,458
                                                                      ----------
              HEALTH CARE SERVICES (0.6%)
    110,300   Caremark Rx, Inc.*                                           5,713
     36,400   Express Scripts, Inc.*                                       3,050
     55,300   IMS Health, Inc.                                             1,378
     32,800   Laboratory Corp. of America Holdings*                        1,766
     74,583   Medco Health Solutions, Inc.*                                4,162
     40,780   Quest Diagnostics, Inc.                                      2,099
                                                                      ----------
                                                                          18,168
                                                                      ----------
              HEALTH CARE SUPPLIES (0.1%)
     13,200   Bausch & Lomb, Inc.                                            896
     10,900   Millipore Corp.*                                               720
                                                                      ----------
                                                                           1,616
                                                                      ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
     74,900   Electronic Arts, Inc.*                                       3,918
                                                                      ----------
              HOME FURNISHINGS (0.0%)(c)
     44,600   Leggett & Platt, Inc.                                        1,024
                                                                      ----------
              HOME IMPROVEMENT RETAIL (1.3%)
    524,600   Home Depot, Inc.                                            21,236
    191,100   Lowe's Companies, Inc.                                      12,739
     28,300   Sherwin-Williams Co.                                         1,285
                                                                      ----------
                                                                          35,260
                                                                      ----------
              HOMEBUILDING (0.4%)
     31,500   Centex Corp.                                                 2,252
     66,700   D.R. Horton, Inc.                                            2,383

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
     19,000   KB Home                                                 $    1,381
     32,800   Lennar Corp. "A"                                             2,001
     52,600   Pulte Homes, Inc.                                            2,070
                                                                      ----------
                                                                          10,087
                                                                      ----------
              HOMEFURNISHING RETAIL (0.1%)
     72,300   Bed Bath & Beyond, Inc.*                                     2,614
                                                                      ----------
              HOTELS, RESORTS, & CRUISE LINES (0.5%)
    105,800   Carnival Corp.                                               5,657
     80,300   Hilton Hotels Corp.                                          1,936
     42,000   Marriott International, Inc. "A"                             2,813
     53,400   Starwood Hotels & Resorts Worldwide, Inc.                    3,410
                                                                      ----------
                                                                          13,816
                                                                      ----------
              HOUSEHOLD APPLIANCES (0.2%)
     19,400   Black & Decker Corp.                                         1,687
     17,500   Maytag Corp.                                                   329
     12,800   Snap-On, Inc.                                                  481
     19,800   Stanley Works                                                  951
     18,100   Whirlpool Corp.                                              1,516
                                                                      ----------
                                                                           4,964
                                                                      ----------
              HOUSEHOLD PRODUCTS (2.3%)
     35,700   Clorox Co.                                                   2,031
    127,300   Colgate-Palmolive Co.                                        6,983
    116,700   Kimberly-Clark Corp.                                         6,961
    821,823   Procter & Gamble Co.                                        47,567
                                                                      ----------
                                                                          63,542
                                                                      ----------
              HOUSEWARES & SPECIALTIES (0.2%)
     35,800   Fortune Brands, Inc.                                         2,793
     67,500   Newell Rubbermaid, Inc.                                      1,605
                                                                      ----------
                                                                           4,398
                                                                      ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
     29,900   Monster Worldwide, Inc.*                                     1,221
     41,600   Robert Half International, Inc.                              1,576
                                                                      ----------
                                                                           2,797
                                                                      ----------
              HYPERMARKETS & SUPER CENTERS (1.2%)
    117,500   Costco Wholesale Corp.                                       5,813
    612,200   Wal-Mart Stores, Inc.(g)                                    28,651
                                                                      ----------
                                                                          34,464
                                                                      ----------

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
    161,500   AES Corp.*                                              $    2,556
     43,500   Constellation Energy Group, Inc.                             2,506
    227,900   Duke Energy Corp.                                            6,256
     75,121   Dynegy, Inc. "A"*                                              364
    118,200   TXU Corp.                                                    5,932
                                                                      ----------
                                                                          17,614
                                                                      ----------
              INDUSTRIAL CONGLOMERATES (4.4%)
    187,700   3M Co.                                                      14,547
  2,598,600   General Electric Co.(g)                                     91,081
     32,200   Textron, Inc.                                                2,479
    501,300   Tyco International Ltd.                                     14,467
                                                                      ----------
                                                                         122,574
                                                                      ----------
              INDUSTRIAL GASES (0.3%)
     52,900   Air Products & Chemicals, Inc.                               3,131
     78,800   Praxair, Inc.                                                4,173
                                                                      ----------
                                                                           7,304
                                                                      ----------
              INDUSTRIAL MACHINERY (0.7%)
     58,400   Danaher Corp.                                                3,258
     47,200   Dover Corp.                                                  1,911
     35,900   Eaton Corp.                                                  2,409
     52,100   Illinois Tool Works, Inc.                                    4,584
     80,600   Ingersoll-Rand Co., Ltd. "A"                                 3,254
     22,500   ITT Industries, Inc.                                         2,313
     27,100   Pall Corp.                                                     728
     30,000   Parker-Hannifin Corp.                                        1,979
                                                                      ----------
                                                                          20,436
                                                                      ----------
              INSURANCE BROKERS (0.2%)
     78,400   Aon Corp.                                                    2,818
    128,200   Marsh & McLennan Companies, Inc.                             4,072
                                                                      ----------
                                                                           6,890
                                                                      ----------
              INTEGRATED OIL & GAS (5.5%)
     19,600   Amerada Hess Corp.                                           2,486
    551,917   Chevron Corp.                                               31,332
    342,308   ConocoPhillips                                              19,916
  1,525,700   Exxon Mobil Corp.(g)                                        85,699
     89,720   Marathon Oil Corp.                                           5,470
     40,200   Murphy Oil Corp.                                             2,170
     98,900   Occidental Petroleum Corp.                                   7,900
                                                                      ----------
                                                                         154,973
                                                                      ----------

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
    967,066   AT&T, Inc.                                              $   23,684
    451,000   BellSouth Corp.                                             12,222
     31,400   CenturyTel, Inc.                                             1,041
     83,600   Citizens Communications Co.                                  1,022
    385,000   Qwest Communications International, Inc.*                    2,175
    679,400   Verizon Communications, Inc.                                20,464
                                                                      ----------
                                                                          60,608
                                                                      ----------
              INTERNET RETAIL (0.5%)
     67,698   Amazon.com, Inc.*                                            3,192
    280,200   eBay, Inc.*                                                 12,119
                                                                      ----------
                                                                          15,311
                                                                      ----------
              INTERNET SOFTWARE & SERVICES (0.4%)
    307,400   Yahoo!, Inc.*                                               12,044
                                                                      ----------
              INVESTMENT BANKING & BROKERAGE (2.2%)
     26,800   Bear Stearns Companies, Inc.                                 3,096
    254,700   Charles Schwab Corp.                                         3,736
     90,800   E*TRADE Financial Corp.*                                     1,894
    110,500   Goldman Sachs Group, Inc.                                   14,112
     66,700   Lehman Brothers Holdings, Inc.                               8,549
    227,100   Merrill Lynch & Co., Inc.                                   15,382
    266,200   Morgan Stanley                                              15,104
                                                                      ----------
                                                                          61,873
                                                                      ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(c)
     73,600   Unisys Corp.*                                                  429
                                                                      ----------
              LEISURE PRODUCTS (0.1%)
     23,900   Brunswick Corp.                                                972
     38,800   Hasbro, Inc.                                                   783
    103,200   Mattel, Inc.                                                 1,632
                                                                      ----------
                                                                           3,387
                                                                      ----------
              LIFE & HEALTH INSURANCE (1.2%)
    123,300   AFLAC, Inc.                                                  5,723
     31,700   Jefferson-Pilot Corp.                                        1,805
     40,900   Lincoln National Corp.                                       2,169
    185,700   MetLife, Inc.                                                9,099
     68,800   Principal Financial Group, Inc.                              3,263
    125,900   Prudential Financial, Inc.                                   9,215

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
     25,500   Torchmark Corp.                                         $    1,418
     73,700   UnumProvident Corp.                                          1,677
                                                                      ----------
                                                                          34,369
                                                                      ----------
              MANAGED HEALTH CARE (1.7%)
     71,100   Aetna, Inc.                                                  6,705
     31,500   CIGNA Corp.                                                  3,519
     39,480   Coventry Health Care, Inc.*                                  2,249
     39,800   Humana, Inc.*                                                2,162
    335,400   UnitedHealth Group, Inc.                                    20,842
    162,164   WellPoint, Inc.*                                            12,939
                                                                      ----------
                                                                          48,416
                                                                      ----------
              METAL & GLASS CONTAINERS (0.1%)
     27,000   Ball Corp.                                                   1,072
     32,800   Pactiv Corp.*                                                  722
                                                                      ----------
                                                                           1,794
                                                                      ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
     68,600   Harley-Davidson, Inc.                                        3,532
                                                                      ----------
              MOVIES & ENTERTAINMENT (1.9%)
    602,900   News Corp. "A"                                               9,375
  1,152,700   Time Warner, Inc.                                           20,103
    388,600   Viacom, Inc. "B"                                            12,668
    471,700   Walt Disney Co.                                             11,307
                                                                      ----------
                                                                          53,453
                                                                      ----------
              MULTI-LINE INSURANCE (2.0%)
    637,849   American International Group, Inc.                          43,521
     92,300   Genworth Financial, Inc. "A"                                 3,192
     74,900   Hartford Financial Services Group, Inc.                      6,433
     34,100   Loews Corp.                                                  3,234
                                                                      ----------
                                                                          56,380
                                                                      ----------
              MULTI-UTILITIES (1.1%)
     49,400   Ameren Corp.                                                 2,531
     77,300   CenterPoint Energy, Inc.                                       993
     54,800   CMS Energy Corp.*                                              795
     60,400   Consolidated Edison, Inc.                                    2,798
     83,800   Dominion Resources, Inc. of Virginia                         6,469
     40,400   DTE Energy Co.                                               1,745
     42,300   Keyspan Corp.                                                1,510
     61,800   NiSource, Inc.                                               1,289
     83,700   PG&E Corp.                                                   3,107

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
     58,900   Public Service Enterprise Group, Inc.                   $    3,827
     64,200   Sempra Energy                                                2,879
     42,700   TECO Energy, Inc.                                              734
     99,900   Xcel Energy, Inc.                                            1,844
                                                                      ----------
                                                                          30,521
                                                                      ----------
              OFFICE ELECTRONICS (0.1%)
    236,300   Xerox Corp.*                                                 3,462
                                                                      ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
     25,400   Avery Dennison Corp.                                         1,404
     55,200   Pitney Bowes, Inc.                                           2,332
                                                                      ----------
                                                                           3,736
                                                                      ----------
              OIL & GAS DRILLING (0.4%)
     38,500   Nabors Industries Ltd.*                                      2,916
     34,100   Noble Corp.                                                  2,405
     27,800   Rowan Companies, Inc.                                          991
     81,200   Transocean, Inc.*                                            5,659
                                                                      ----------
                                                                          11,971
                                                                      ----------
              OIL & GAS EQUIPMENT & SERVICES (1.3%)
     83,900   Baker Hughes, Inc.                                           5,100
     76,200   BJ Services Co.                                              2,794
    125,200   Halliburton Co.                                              7,757
     43,100   National-Oilwell Varco, Inc.*                                2,702
    144,600   Schlumberger Ltd.                                           14,048
     80,800   Weatherford International Ltd.*                              2,925
                                                                      ----------
                                                                          35,326
                                                                      ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
     58,400   Anadarko Petroleum Corp.                                     5,533
     81,700   Apache Corp.                                                 5,598
     94,400   Burlington Resources, Inc.                                   8,137
    112,200   Devon Energy Corp.                                           7,017
     59,400   EOG Resources, Inc.                                          4,358
     28,281   Kerr-McGee Corp.                                             2,570
     89,066   XTO Energy, Inc.                                             3,914
                                                                      ----------
                                                                          37,127
                                                                      ----------
              OIL & GAS REFINING & MARKETING (0.4%)
     33,500   Sunoco, Inc.                                                 2,626
    149,800   Valero Energy Corp.                                          7,729
                                                                      ----------
                                                                          10,355
                                                                      ----------

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    159,900   El Paso Corp.                                           $    1,944
     23,400   Kinder Morgan, Inc.                                          2,152
    140,244   Williams Companies, Inc.                                     3,249
                                                                      ----------
                                                                           7,345
                                                                      ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.4%)
  1,240,400   Citigroup, Inc.(g)                                          60,196
    862,829   JPMorgan Chase & Co.                                        34,246
                                                                      ----------
                                                                          94,442
                                                                      ----------
              PACKAGED FOODS & MEATS (0.9%)
     45,600   Campbell Soup Co.                                            1,357
    122,900   ConAgra Foods, Inc.                                          2,492
     88,400   General Mills, Inc.                                          4,360
     83,300   H.J. Heinz Co.                                               2,809
     45,100   Hershey Co.                                                  2,492
     62,900   Kellogg Co.                                                  2,719
     31,200   McCormick & Co., Inc.                                          965
    192,700   Sara Lee Corp.                                               3,642
     62,000   Tyson Foods, Inc. "A"                                        1,060
     44,200   Wm. Wrigley Jr. Co.                                          2,939
                                                                      ----------
                                                                          24,835
                                                                      ----------
              PAPER PACKAGING (0.1%)
     23,800   Bemis Co., Inc.                                                664
     20,600   Sealed Air Corp.*                                            1,157
     28,700   Temple-Inland, Inc.                                          1,287
                                                                      ----------
                                                                           3,108
                                                                      ----------
              PAPER PRODUCTS (0.2%)
    121,600   International Paper Co.                                      4,087
     40,311   MeadWestVaco Corp.                                           1,130
                                                                      ----------
                                                                           5,217
                                                                      ----------
              PERSONAL PRODUCTS (0.1%)
     18,450   Alberto-Culver Co.                                             844
    115,400   Avon Products, Inc.                                          3,295
                                                                      ----------
                                                                           4,139
                                                                      ----------
              PHARMACEUTICALS (6.4%)
    383,100   Abbott Laboratories                                         15,106
     31,300   Allergan, Inc.                                               3,379
    483,600   Bristol-Myers Squibb Co.                                    11,113

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
    279,700   Eli Lilly & Co.                                         $   15,828
     85,900   Forest Laboratories, Inc.*                                   3,495
    730,500   Johnson & Johnson, Inc.                                     43,903
     53,900   King Pharmaceuticals, Inc.*                                    912
    541,500   Merck & Co., Inc.                                           17,225
     54,600   Mylan Laboratories, Inc.                                     1,090
  1,810,720   Pfizer, Inc.(g)                                             42,226
    366,100   Schering-Plough Corp.                                        7,633
     24,300   Watson Pharmaceuticals, Inc.*                                  790
    330,700   Wyeth                                                       15,235
                                                                      ----------
                                                                         177,935
                                                                      ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
     73,300   Eastman Kodak Co.                                            1,715
                                                                      ----------
              PROPERTY & CASUALTY INSURANCE (1.5%)
     72,100   ACE Ltd.                                                     3,853
    163,000   Allstate Corp.                                               8,813
     27,800   AMBAC Financial Group, Inc.                                  2,142
     49,000   Chubb Corp.                                                  4,785
     39,579   Cincinnati Financial Corp.                                   1,768
     34,800   MBIA, Inc.                                                   2,094
     48,500   Progressive Corp.                                            5,664
     32,700   SAFECO Corp.                                                 1,848
    167,907   St. Paul Travelers Companies, Inc.                           7,500
     42,700   XL Capital Ltd. "A"                                          2,877
                                                                      ----------
                                                                          41,344
                                                                      ----------
              PUBLISHING (0.5%)
     14,700   Dow Jones & Co., Inc.                                          522
     60,500   Gannett Co., Inc.                                            3,664
     17,800   Knight-Ridder, Inc.                                          1,127
     92,500   McGraw-Hill Companies, Inc.                                  4,776
     11,000   Meredith Corp.                                                 576
     34,000   New York Times Co. "A"                                         899
     66,300   Tribune Co.                                                  2,006
                                                                      ----------
                                                                          13,570
                                                                      ----------
              RAILROADS (0.7%)
     91,500   Burlington Northern Santa Fe Corp.                           6,480
     52,800   CSX Corp.                                                    2,681

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
     99,200   Norfolk Southern Corp.                                  $    4,447
     64,700   Union Pacific Corp.                                          5,209
                                                                      ----------
                                                                          18,817
                                                                      ----------
              REAL ESTATE INVESTMENT TRUSTS (0.7%)
     25,200   Apartment Investment & Management Co. "A"                      954
     51,000   Archstone-Smith Trust                                        2,136
    102,800   Equity Office Properties Trust                               3,118
     72,100   Equity Residential Properties Trust                          2,821
     40,300   Plum Creek Timber Co., Inc.                                  1,453
     60,800   ProLogis                                                     2,841
     21,300   Public Storage, Inc.                                         1,442
     45,800   Simon Property Group, Inc.                                   3,510
     28,900   Vornado Realty Trust                                         2,412
                                                                      ----------
                                                                          20,687
                                                                      ----------
              REGIONAL BANKS (1.8%)
     84,400   AmSouth Bancorp                                              2,212
    135,100   BB&T Corp.                                                   5,662
     29,100   Compass Bancshares, Inc.                                     1,405
    137,400   Fifth Third Bancorp                                          5,183
     28,700   First Horizon National Corp.                                 1,103
     59,500   Huntington Bancshares, Inc.                                  1,413
     99,900   KeyCorp                                                      3,290
     20,400   M&T Bank Corp.                                               2,225
     50,800   Marshall & Ilsley Corp.                                      2,186
    141,400   National City Corp.                                          4,747
    119,900   North Fork Bancorp, Inc.                                     3,280
     69,800   PNC Financial Services Group                                 4,316
    109,183   Regions Financial Corp.                                      3,730
     89,800   SunTrust Banks, Inc.                                         6,534
     74,800   Synovus Financial Corp.                                      2,020
     23,000   Zions Bancorp                                                1,738
                                                                      ----------
                                                                          51,044
                                                                      ----------
              RESTAURANTS (0.8%)
     33,950   Darden Restaurants, Inc.                                     1,320
    307,300   McDonald's Corp.                                            10,362
    189,400   Starbucks Corp.*                                             5,684
     26,500   Wendy's International, Inc.                                  1,465
     69,200   Yum! Brands, Inc.                                            3,244
                                                                      ----------
                                                                          22,075
                                                                      ----------

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DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.4%)
    397,800   Applied Materials, Inc.                                 $    7,137
     48,500   KLA-Tencor Corp.                                             2,392
     34,000   Novellus Systems, Inc.*                                        820
     48,300   Teradyne, Inc.*                                                704
                                                                      ----------
                                                                          11,053
                                                                      ----------
              SEMICONDUCTORS (2.8%)
     94,200   Advanced Micro Devices, Inc.*                                2,882
     91,400   Altera Corp.*                                                1,694
     89,300   Analog Devices, Inc.                                         3,203
     68,100   Applied Micro Circuits Corp.*                                  175
     69,300   Broadcom Corp. "A"*                                          3,267
     99,308   Freescale Semiconductor, Inc. "B"*                           2,500
  1,493,500   Intel Corp.                                                 37,278
     75,200   Linear Technology Corp.                                      2,712
     95,900   LSI Logic Corp.*                                               767
     80,400   Maxim Integrated Products, Inc.                              2,914
    151,100   Micron Technology, Inc.*                                     2,011
     83,800   National Semiconductor Corp.                                 2,177
     41,400   NVIDIA Corp.*                                                1,514
     38,100   PMC-Sierra, Inc.*                                              294
    397,900   Texas Instruments, Inc.                                     12,761
     85,700   Xilinx, Inc.                                                 2,160
                                                                      ----------
                                                                          78,309
                                                                      ----------
              SOFT DRINKS (1.7%)
    509,100   Coca-Cola Co.                                               20,522
     74,300   Coca-Cola Enterprises, Inc.                                  1,424
     34,300   Pepsi Bottling Group, Inc.                                     981
    409,400   PepsiCo, Inc.                                               24,188
                                                                      ----------
                                                                          47,115
                                                                      ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     80,000   H&R Block, Inc.                                              1,964
                                                                      ----------
              SPECIALIZED FINANCE (0.2%)
     49,700   CIT Group, Inc.                                              2,574
     62,000   Moody's Corp.                                                3,808
                                                                      ----------
                                                                           6,382
                                                                      ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SPECIALTY CHEMICALS (0.2%)
     45,600   Ecolab, Inc.                                            $    1,654
     20,500   International Flavors & Fragrances, Inc.                       687
     36,000   Rohm & Haas Co.                                              1,743
     16,800   Sigma-Aldrich Corp.                                          1,063
                                                                      ----------
                                                                           5,147
                                                                      ----------
              SPECIALTY STORES (0.3%)
     77,500   Office Depot, Inc.*                                          2,433
     17,300   OfficeMax, Inc.                                                439
    180,100   Staples, Inc.                                                4,090
     34,700   Tiffany & Co.                                                1,329
                                                                      ----------
                                                                           8,291
                                                                      ----------
              STEEL (0.2%)
     20,900   Allegheny Technologies, Inc.                                   754
     38,500   Nucor Corp.                                                  2,569
     28,300   United States Steel Corp.                                    1,360
                                                                      ----------
                                                                           4,683
                                                                      ----------
              SYSTEMS SOFTWARE (2.9%)
     51,300   BMC Software, Inc.*                                          1,051
    114,600   Computer Associates International, Inc.                      3,231
  2,259,300   Microsoft Corp.(g)                                          59,081
     84,500   Novell, Inc.*                                                  746
    926,700   Oracle Corp.*                                               11,315
    265,389   Symantec Corp.*                                              4,644
                                                                      ----------
                                                                          80,068
                                                                      ----------
              THRIFTS & MORTGAGE FINANCE (1.6%)
    145,998   Countrywide Financial Corp.                                  4,992
    237,400   Fannie Mae                                                  11,587
    169,500   Freddie Mac                                                 11,077
     63,300   Golden West Financial Corp.                                  4,178
     24,000   MGIC Investment Corp.                                        1,580
     84,951   Sovereign Bancorp, Inc.                                      1,836
    245,613   Washington Mutual, Inc.                                     10,684
                                                                      ----------
                                                                          45,934
                                                                      ----------
              TIRES & RUBBER (0.0%)(c)
     16,500   Cooper Tire & Rubber Co.                                       253
     39,200   Goodyear Tire & Rubber Co.*                                    681
                                                                      ----------
                                                                             934
                                                                      ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                                                                          MARKET
     NUMBER                                                                VALUE
  OF SHARES   SECURITY                                                     (000)
--------------------------------------------------------------------------------
              TOBACCO (1.5%)
    512,100   Altria Group, Inc.                                      $   38,264
     21,500   Reynolds American, Inc.                                      2,050
     36,600   UST, Inc.                                                    1,494
                                                                      ----------
                                                                          41,808
                                                                      ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
     20,500   W.W. Grainger, Inc.                                          1,458
                                                                      ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
     93,600   ALLTEL Corp.                                                 5,906
    718,939   Sprint Nextel Corp.                                         16,795
                                                                      ----------
                                                                          22,701
                                                                      ----------

              Total common stocks (cost: $2,380,230)                   2,768,606
                                                                      ----------
              MONEY MARKET INSTRUMENTS (1.0%)

              MONEY MARKET FUND (0.9%)
              ------------------------
 24,654,794   Northern Institutional Funds - Diversified Assets
                Portfolio, 4.03%(a,e)                                     24,655
                                                                      ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              OTHER (0.1%)
              ------------
     $3,350   U.S. Treasury Bill, 3.99%, 4/06/2006(b,f)                    3,315
                                                                      ----------
              Total money market instruments (cost: $27,970)              27,970
                                                                      ----------

              TOTAL INVESTMENTS (COST: $2,408,200)                    $2,796,576
                                                                      ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at December 31, 2005.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Represents less than 0.1% of net assets.

         (d) Northern Trust Corp. is the parent to Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         (e) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         (f) Security with a value of $3,315,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2005, as shown in the following table:

                                                                             UNREALIZED
TYPE OF FUTURE      EXPIRATION      CONTRACTS      POSITION      VALUE      DEPRECIATION
----------------------------------------------------------------------------------------
S&P 500 Index
  Futures         March 16, 2006       99            Long     $31,056,000    $(264,000)

         * Non-income-producing security for the year ended December 31, 2005.

         See accompanying notes to financial statements.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

ASSETS
   Investment in securities, at market value (identified cost of $2,408,200)      $2,796,576
   Receivables:
      Capital shares sold                                                              3,821
      Dividends and interest                                                           3,751
      Securities sold                                                                  3,339
      USAA Investment Management Company (Note 6D)                                        93
      USAA Transfer Agency Company (Note 6E)                                               2
      Other                                                                                4
                                                                                  ----------
         Total assets                                                              2,807,586
                                                                                  ----------
LIABILITIES
   Payables:
      Securities purchased                                                             3,560
      Capital shares redeemed                                                          3,788
   Accrued management fees                                                               241
   Accrued transfer agent's fees                                                          16
   Other accrued expenses and accounts payable                                           124
   Bank overdraft                                                                        144
   Variation margin on futures contracts                                                 146
                                                                                  ----------
         Total liabilities                                                             8,019
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $2,799,567
                                                                                  ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $2,671,408
   Accumulated undistributed net investment income                                       159
   Accumulated net realized loss on investments and futures contracts               (260,112)
   Net unrealized appreciation on investments and futures contracts                  388,112
                                                                                  ----------
            Net assets applicable to capital shares outstanding                   $2,799,567
                                                                                  ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,292,568 / 122,623 shares
         outstanding; 375,000 authorized shares of $.01 par value)                $    18.70
                                                                                  ==========
      Reward Shares (net assets of $506,999 / 27,114 shares
         outstanding; 350,000 authorized shares of $.01 par value)                $    18.70
                                                                                  ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
   Dividends                                                                      $ 50,247
   Interest                                                                            806
                                                                                  --------
         Total income                                                               51,053
                                                                                  --------
EXPENSES
   Management fees                                                                   2,734
   Administrative and servicing fees                                                 1,640
   Transfer agent fees:
      Member Shares                                                                  2,912
      Reward Shares                                                                     62
   Postage:
      Member Shares                                                                    415
      Reward Shares                                                                      8
   Shareholder reporting fees:
      Member Shares                                                                    107
      Reward Shares                                                                      1
   Registration fees:
      Member Shares                                                                     43
      Reward Shares                                                                     25
   Custody and accounting fees:
      Member Shares                                                                     36
      Reward Shares                                                                      4
   Professional fees                                                                   133
   Directors' fees                                                                       8
   Other                                                                                90
                                                                                  --------
         Total expenses                                                              8,218
   Expenses paid indirectly:
      Member Shares                                                                     (9)
   Expenses reimbursed:
      Member Shares                                                                 (3,024)
      Reward Shares                                                                   (488)
                                                                                  --------
         Net expenses                                                                4,697
                                                                                  --------
NET INVESTMENT INCOME                                                               46,356
                                                                                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS

   Net realized loss from investment transactions                                  (23,203)
   Net realized gain from futures transactions                                       2,325
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                  103,758
      Futures contracts                                                             (1,097)
                                                                                  --------
         Net realized and unrealized gain on investments and futures contracts      81,783
                                                                                  --------
Increase in net assets from operations                                            $128,139
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                  2005           2004
                                                            -------------------------
FROM OPERATIONS
   Net investment income                                    $   46,356     $   43,339
   Net realized loss from investment and
      futures transactions                                     (20,878)        (1,786)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                     102,661        214,428
                                                            -------------------------
      Increase in net assets from operations                   128,139        255,981
                                                            -------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
      Member Shares                                            (37,481)       (35,447)
      Reward Shares                                             (8,798)        (7,810)
                                                            -------------------------
         Total distributions of net investment income          (46,279)       (43,257)
                                                            -------------------------
   Net increase in net assets from capital
      share transactions                                         8,600        141,333
                                                            -------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 6E)                                              2              -
                                                            -------------------------
   Net increase in net assets                                   90,462        354,057

NET ASSETS
   Beginning of period                                       2,709,105      2,355,048
                                                            -------------------------
   End of period                                            $2,799,567     $2,709,105
                                                            =========================
Accumulated undistributed net investment income
   End of period                                            $      159     $       82
                                                            =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                 are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              4. Repurchase agreements are valued at cost, which approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

                 systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

              Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2005, these bank credits reduced the expenses of the Member Shares and Reward Shares by $9,000 and less than $500, respectively.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Effective January 6, 2006, the facility fees assessed by CAPCO will be limited to an amount not to exceed 0.07% annually of the $300 million loan agreement.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

         The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended December 31, 2005, the Fund paid CAPCO facility fees of $6,000, which represents 8.0% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended December 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended December 31, 2005, and 2004, was as follows:

                                               2005           2004
                                           ---------------------------
         Ordinary income*                  $46,279,000     $43,257,000


         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of December 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:


         Undistributed ordinary income                     $     159,000
         Accumulated capital and other losses               (248,144,000)
         Unrealized appreciation of investments              376,144,000


         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

         are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2005, the Fund had a current post-October loss of $3,930,000 and capital loss carryovers of $244,213,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2013, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                -----------------------------------------------
                 EXPIRES                              BALANCE
                ---------                          ------------
                   2009                            $  7,792,000
                   2010                             216,747,000
                   2011                                 344,000
                   2012                               1,474,000
                   2013                              17,856,000
                                                   ------------
                                           Total   $244,213,000
                                                   ============


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2005, were $178,908,000 and $165,698,000, respectively.

         The cost of securities, including short-term securities, at December 31, 2005, for federal income tax purposes, was $2,420,432,000. Gross unrealized appreciation and depreciation of investments as of

         December 31, 2005, for federal income tax purposes, were $648,229,000 and $272,085,000, respectively, resulting in net unrealized appreciation of $376,144,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

(5) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At December 31, 2005, there were 725,000,000 shares of $0.01 par value capital stock authorized for the Fund, designated as Member Shares and Reward Shares. Authorized shares for the Member Shares and Reward Shares were 375,000,000 and 350,000,000, respectively.

         Capital share transactions were as follows, in thousands:

                                                                    YEAR ENDED                YEAR ENDED
                                                                    12/31/2005                12/31/2004
                                                              -----------------------------------------------
                                                               SHARES        AMOUNT      SHARES        AMOUNT
                                                              -----------------------------------------------
MEMBER SHARES:
   Shares sold                                                 19,910     $ 359,392      26,047     $ 443,485
   Shares issued from reinvested dividends                      1,982        36,002       1,952        33,970
   Shares redeemed                                            (22,162)     (401,700)    (23,132)     (393,131)
                                                              -----------------------------------------------
   Net increase (decrease) from capital share transactions       (270)    $  (6,306)      4,867     $  84,324
                                                              ===============================================

REWARD SHARES:
   Shares sold                                                  7,019     $ 127,242      11,410     $ 193,462
   Shares issued from reinvested dividends                        455         8,267         400         6,956
   Shares redeemed                                             (6,702)     (120,603)     (8,442)     (143,409)
                                                              -----------------------------------------------
   Net increase from capital share transactions                   772     $  14,906       3,368     $  57,009
                                                              ===============================================

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

              as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2005, the Fund incurred management fees, paid or payable to the Manager, of $2,734,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the year ended December 31, 2005, the Manager incurred subadvisory fees, paid or payable to NTI, of $423,000.

              NTI is an affiliate of The Northern Trust Company, the Fund's custodian.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,640,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2005, the Fund reimbursed the Manager $69,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.19% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. For the year ended December 31, 2005, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $3,002,000 and $483,000, respectively, of which $93,000 in total was receivable from the Manager at year-end.

              In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the year ended December 31, 2005, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $22,000 and $5,000, respectively.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $20 per shareholder account, plus out-of-

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

              pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $2,912,000 and $62,000, respectively. Additionally, the Member Shares recorded a receivable from SAS of $2,000 at December 31, 2005, for adjustments related to corrections to shareholder transactions.

           F. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

(8) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                      2005           2004             2003             2002             2001
                                                ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period          $    18.15     $    16.70       $    13.22       $    17.26       $    19.91
                                                ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .30            .29              .21              .21              .21
   Net realized and unrealized gain (loss) on
      investments and futures transactions             .55           1.45             3.48            (4.04)           (2.62)
                                                ----------------------------------------------------------------------------
Total from investment operations                       .85           1.74             3.69            (3.83)           (2.41)
                                                ----------------------------------------------------------------------------
Less distributions from:
   Net investment income                              (.30)          (.29)            (.21)            (.21)            (.21)
   Realized capital gains                                -              -                -                -             (.03)
                                                ----------------------------------------------------------------------------
Total distributions                                   (.30)          (.29)            (.21)            (.21)            (.24)
                                                ----------------------------------------------------------------------------
Net asset value at end of period                $    18.70     $    18.15       $    16.70       $    13.22       $    17.26
                                                ============================================================================
Total return (%)*                                     4.77          10.51            28.15           (22.25)          (12.09)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)               $2,292,568     $2,230,916       $1,971,339       $1,419,537       $2,902,151
Ratios to average net assets:**
   Expenses (%)(i)                                     .19(a)         .30(a,b)         .33(b,c)         .23(c,d)         .18(d,e,h)
   Expenses, excluding reimbursements (%)(i)           .33            .33              .36              .32              .19(h)
   Net investment income (%)                          1.68           1.71             1.47             1.33             1.19
Portfolio turnover (%)                                6.13           3.02              .70                9(g)            14(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
 ** For the year ended December 31, 2005, average net assets were
    $2,237,666,000.
(a) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets.
(b) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets through September 30, 2004.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(d) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(e) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio) did not exceed 0.18% of the Fund's annual average net assets.
(f) Based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.
(g) Excludes in-kind redemptions.
(h) Includes expenses of the Portfolio through August 12, 2001, the date at which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.
(i) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                                             PERIOD ENDED
                                                        YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------
                                                2005             2004               2003             2002*
                                            -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period      $  18.15         $  16.70           $  13.22         $  16.35
                                            -------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                         .32              .32                .23              .21(a)
   Net realized and unrealized gain
      (loss) on investments and futures
      transactions                               .55             1.44               3.49            (3.16)(a)
                                            -------------------------------------------------------------
Total from investment operations                 .87             1.76               3.72            (2.95)(a)
                                            -------------------------------------------------------------
Less distributions from:
   Net investment income                        (.32)            (.31)              (.24)            (.18)
                                            -------------------------------------------------------------
Net asset value at end of period            $  18.70         $  18.15           $  16.70         $  13.22
                                            =============================================================
Total return (%)**                              4.86            10.67              28.36           (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)           $506,999         $478,189           $383,709         $245,675
Ratios to average net assets:***
   Expenses (%)(f)                               .09(c)           .15(c,d)           .17(d)           .17(b,d)
   Expenses, excluding
      reimbursements (%)(f)                      .19              .19                .22              .23(b)
   Net investment income (%)                    1.78             1.88               1.62             1.54(b)
Portfolio turnover (%)                          6.13             3.02                .70                9(e)

  * Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. The return for the period ended December 31, 2002, is cumulative.
*** For the year ended December 31, 2005, average net assets were $496,565,000.
(a) Calculated using average shares for the period ended December 31, 2002.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(d) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through September 30, 2004.
(e) Excludes in-kind redemptions.
(f) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

         Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA S&P 500 INDEX FUND
DECEMBER 31, 2005

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING             ENDING             DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE         JULY 1, 2005 -
                                    JULY 1, 2005        DECEMBER 31, 2005    DECEMBER 31, 2005
                                    ----------------------------------------------------------
MEMBER SHARES
Actual                                $1,000.00            $1,056.90               $0.98
Hypothetical
  (5% return before expenses)          1,000.00             1,024.25                0.97

REWARD SHARES
Actual                                 1,000.00             1,057.50                0.47
Hypothetical
  (5% return before expenses)          1,000.00             1,024.75                0.46

         *Expenses are equal to the Fund's annualized expense ratios of 0.19% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's actual ending account values are based on its actual total returns of 5.69% for Member Shares and 5.75% for Reward Shares for the six-month period of July 1, 2005, through December 31, 2005.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     Information

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Information

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Information

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/ Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Information

         LAURA T. STARKS, PH.D. (3, 4, 5, 6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Information

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Information

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Information

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

                  TRUSTEES        Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

            ADMINISTRATOR,        USAA Investment Management Company
       INVESTMENT ADVISER,        P.O. Box 659453
              UNDERWRITER,        San Antonio, Texas 78265-9825
           AND DISTRIBUTOR

            TRANSFER AGENT        USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

             CUSTODIAN AND        The Northern Trust Company
          ACCOUNTING AGENT        50 S. LaSalle St.
                                  Chicago, lllinois 60675

               INDEPENDENT        Ernst & Young LLP
         REGISTERED PUBLIC        100 West Houston St., Suite 1800
           ACCOUNTING FIRM        San Antonio, Texas 78205

                 TELEPHONE        Call toll free - Central time
          ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

            FOR ADDITIONAL        (800) 531-8181
         INFORMATION ABOUT        For account servicing, exchanges,
              MUTUAL FUNDS        or redemptions (800) 531-8448

           RECORDED MUTUAL        24-hour service (from any phone)
         FUND PRICE QUOTES        (800) 531-8066

               MUTUAL FUND        (from touch-tone phones only)
            USAA TOUCHLINE        For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                 (800) 531-8777

           INTERNET ACCESS        USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                           Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

29237-0206                                   (C)2006, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. The Index Funds are the only three funds of the Registrant (the Funds) that have a fiscal year-end of December 31, and the remaining funds have a fiscal year-end of July 31. The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2005 and 2004 were $71,900 and $69,450, respectively. The audit fees associated with the other funds of the Registrant will be detailed in the Form N-CSR filed for those funds with fiscal year-ends of July 31.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of internal controls for fiscal years ended December 31, 2005 and 2004 were $50,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for tax services are detailed in the table below:


               Review of Federal,
               State and City           Quarterly
               Income and tax          Diversification     Tax Consulting &
               returns and excise       Review under       Other Additional
               tax calculations         Subchapter M       Tax Services           TOTAL

-----------------------------------------------------------------------------------------
FYE 12/31/2005    $ 20,500              $      0             $  1,332           $ 21,832
FYE 12/31/2004    $ 19,800              $      0             $  1,547           $ 21,347
------------------------------------------------------------------------------------------
  Total           $ 40,300              $      0             $  2,879           $ 43,179
==========================================================================================


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young LLP for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, USAA Shareholder Account Services (SAS), for the fiscal years ending December 31, 2005 and 2004 were $133,832 and $64,347, respectively. These amounts include the audit-related fees paid by SAS, and tax fees paid to Ernst & Young LLP for work related to the Funds, and an amount paid by IMCO for work unrelated to the Funds' operations.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.